Organization and Principal Activities (Details Textual)	1 Months Ended								12 Months Ended
	Oct. 05, 2018 USD ($) shares	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Jun. 05, 2018 USD ($)	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018
Organization and Principal Activities (Textual)
Common shares issued									$ 13,199,918
Total consideration		$ 1,452,370		$ 5,136,107	$ 5,136,107		$ 1,632,280
Interest rate										46.00%
Equity interest percentage					91.91%	91.91%	100.00%	100.00%	100.00%	54.00%
RMB [Member]
Organization and Principal Activities (Textual)
Total consideration | ¥			¥ 10,000,000			¥ 34,000,000		¥ 10,000,000
Loss from disposition		$ 69,012
Hunter Maritime Acquisition Corp [Member]
Organization and Principal Activities (Textual)
Common shares issued, shares | shares	200,000,000
Common shares issued	$ 2,000,000,000
Hunter Maritime Acquisition Corp [Member] | Common Class A [Member]
Organization and Principal Activities (Textual)
Common shares issued, shares | shares	50,000,000